Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Key accounting estimates and judgements

Key accounting estimates and judgements	Risk	Note(s)
Estimate and judgement related to US sales deductions and liabilities for sales deductions	High	2.1, 3.6
Estimate in determining the fair values of assets acquired in prior year's business combinations	Medium	5.3
Estimate in determining the fair values of intangible assets in impairment reviews	Medium	3.1
Estimate regarding deferred income tax assets and provision for uncertain tax positions	Medium	2.6
Estimate of ongoing legal disputes, litigation and investigations	Medium	3.6